Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Note 5: Property, Plant and Equipment

A summary of property, plant and equipment as of December 31, 2015, and 2014 is as follows:

	2015	2014
	(in millions)
Land and industrial buildings	$3,056	$3,306
Plant, machinery and equipment	7,857	8,357
Assets sold with buy-back commitment	2,775	2,750
Construction in progress	191	213
Other	799	868
Gross property, plant and equipment	14,678	15,494
Accumulated depreciation	(8,197)	(8,629)
Net property, plant and equipment	$6,481	$6,865

A summary of property, plant and equipment recorded under capital leases ¹ as of December 31, 2015, and 2014 is as follows:

	2015	2014
	(in millions)
Gross capital leases ²	$139	$148
Accumulated depreciation	(50)	(41)
Net capital leases	$89	$107

¹	Included in property, plant and equipment table above
²	Consists of industrial buildings, plant, machinery and equipment

Depreciation expense on the above property, plant and equipment totaled $824 million, $873 million, and $854 million for the years ended December 31, 2015, 2014, and 2013, respectively. Excluding depreciation for assets sold with buy-back commitments, depreciation expenses totaled $592 million, $623 million, and $581 million for the years ended December 31, 2015, 2014, and 2013, respectively.

Commercial Vehicles recognized an impairment loss of $18 million, $22 million and $37 million on assets sold with a buy-back commitment for the years ended December 31, 2015, 2014 and 2013, respectively. The losses are recognized in “Cost of goods sold.”

The Company had contractual commitments of $124 million and $397 million for the acquisition of property, plant and equipment at December 31, 2015 and 2014, respectively.